                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-9142

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671



                                SAMUEL KORNHAUSER
                        LAW OFFICES OF SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End: December 31

Date of Reporting Period: July 1, 2004 - September 30, 2004

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

MID CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
Shares                                                             Market Value
--------------------------------------------------------------------------------
            COMMON STOCKS -- 97.8%
            APPAREL -- 2.8%
   84,700   American Eagle Outfitters, Inc.                        $  3,121,195
   47,500   COACH, Inc.*                                              2,014,950
                                                                   ------------
                                                                      5,136,145
                                                                   ------------

            CHEMICALS -- 1.5%
   97,800   Church & Dwight Co., Inc.                                 2,744,268
                                                                   ------------

            COMMERCIAL SERVICES -- 2.0%
   79,300   Acxiom Corp.                                              1,882,582
   73,000   Robert Half International, Inc.                           1,881,210
                                                                   ------------
                                                                      3,763,792
                                                                   ------------

            COMPUTER PERIPHERAL -- 3.6%
  185,000   ATI Technologies, Inc.*                                   2,836,050
   64,250   Zebra Technologies Corp.*                                 3,919,893
                                                                   ------------
                                                                      6,755,943
                                                                   ------------

            COMPUTER SOFTWARE AND SERVICES -- 6.7%
   91,200   Adobe Systems, Inc.                                       4,511,664
   77,800   Autodesk, Inc.                                            3,783,414
   37,100   Symantec Corp.*                                           2,036,048
  117,400   VERITAS Software Corp.*                                   2,089,720
                                                                   ------------
                                                                     12,420,846
                                                                   ------------

            CONSUMER PRODUCTS AND SERVICES -- 8.5%
   38,500   Alberto-Culver Co.                                        1,673,980
   98,000   GTECH Holdings Corp.                                      2,481,360
  116,800   International Game Technology                             4,198,960
   44,200   Mandalay Resort Group                                     3,034,330
   52,700   Station Casinos, Inc.                                     2,584,408
   63,600   XM Satellite Radio Holdings, Inc.*                        1,972,872
                                                                   ------------
                                                                     15,945,910
                                                                   ------------

            DISTRIBUTION/WHOLESALE -- 0.1%
    8,500   Hughes Supply, Inc.                                         252,535
                                                                   ------------

            ELECTRONICS -- 3.0%
   73,900   Arrow Electronics, Inc.*                                  1,668,662
  103,300   Rockwell International Corp.                              3,997,710
                                                                   ------------
                                                                      5,666,372
                                                                   ------------

            FINANCIAL SERVICES -- 2.3%
   13,600   Chicago Mercantile Exchange                               2,193,680
   50,700   Reinsurance Group of America, Inc.                        2,088,840
                                                                   ------------
                                                                      4,282,520
                                                                   ------------

--------------------------------------------------------------------------------
Shares                                                             Market Value
--------------------------------------------------------------------------------
            FOOD/BEVERAGES -- 5.1%
   74,000   Constellation Brands, Inc. - Class A*                  $  2,816,440
   43,500   Hershey Foods Corp.                                       2,031,885
   83,900   McCormick & Company, Inc.                                 2,881,126
   21,400   Whole Foods Market, Inc.                                  1,835,906
                                                                   ------------
                                                                      9,565,357
                                                                   ------------

            HEALTHCARE PRODUCTS AND SERVICES -- 7.1%
   40,800   Aetna, Inc.                                               4,077,144
   49,100   Covance, Inc.*                                            1,962,527
   48,500   Coventry Health Care, Inc.*                               2,588,445
   66,750   DaVita, Inc.*                                             2,079,263
   78,900   Renal Care Group, Inc.*                                   2,542,947
                                                                   ------------
                                                                     13,250,326
                                                                   ------------

            INFORMATION TECHNOLOGY -- 1.3%
   81,800   Cognizant Technology Solutions Corp.                      2,495,718
                                                                   ------------

            MEDICAL SPECIALTIES -- 10.1%
   93,300   Biomet, Inc.                                              4,373,904
   36,400   C.R. Bard, Inc.                                           2,061,332
   56,600   Dade Behring Holdings, Inc.*                              3,153,639
   42,600   Fisher Scientific International, Inc.*                    2,484,858
   29,600   IDEXX Laboratories, Inc.*                                 1,501,904
   21,400   Quest Diagnostics, Inc.                                   1,887,908
   45,400   St. Jude Medical, Inc.*                                   3,417,258
                                                                   ------------
                                                                     18,880,803
                                                                   ------------

            METALS -- 3.2%
   50,400   Cameco Corp.                                              3,993,696
   20,800   Nucor Corp.                                               1,900,496
                                                                   ------------
                                                                      5,894,192
                                                                   ------------

            OIL AND GAS SERVICES -- 12.5%
   90,000   Canadian Natural Resources Ltd.                           3,584,700
  158,200   Chesapeake Energy Corp.                                   2,504,306
   57,865   Kerr-McGee Corp.                                          3,312,771
   38,500   Smith International, Inc.*                                2,338,105
   55,800   Sunoco, Inc.                                              4,128,084
   66,000   Teekay Shipping Corp.                                     2,843,940
  137,000   XTO Energy, Inc.                                          4,449,759
                                                                   ------------
                                                                     23,161,665
                                                                   ------------

            PRODUCER MANUFACTURING -- 8.0%
   58,600   Autoliv, Inc.                                             2,367,440
   73,300   Energizer Holdings, Inc.*                                 3,379,130
   96,900   Graco, Inc.                                               3,246,150
   33,400   ITT Industries, Inc.                                      2,671,666
   91,400   Pentair, Inc.                                             3,190,774
                                                                   ------------
                                                                     14,855,160
                                                                   ------------

            REAL ESTATE INVESTMENT TRUST -- 1.1%
   44,500   Starwood Hotels & Resorts Worldwide, Inc.                 2,065,690
                                                                   ------------

--------------------------------------------------------------------------------
Shares                                                             Market Value
--------------------------------------------------------------------------------
            RETAIL -- 2.2%
   75,300   Borders Group, Inc.                                    $  1,867,440
   93,000   Foot Locker, Inc.*                                        2,204,100
                                                                   ------------
                                                                      4,071,540
                                                                   ------------

            SECURITY SERVICES -- 0.9%
   55,000   The Brink's Company                                       1,659,350
                                                                   ------------

            SEMICONDUCTORS -- 3.6%
   90,900   Cree, Inc.*                                               2,775,177
  151,000   Marvell Technology Group Ltd.*                            3,945,630
                                                                   ------------
                                                                      6,720,807
                                                                   ------------

            TECHNOLOGY -- 0.9%
   29,000   FLIR Systems, Inc.*                                       1,696,500
                                                                   ------------

            TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 10.4%
  113,800   Avaya, Inc.*                                              1,586,372
   33,700   L-3 Communications Holdings, Inc.                         2,257,900
  239,000   Nextel Partners, Inc.*                                    3,962,620
   60,000   NII Holdings, Inc. - Class B*                             2,472,600
   45,000   Research In Motion Ltd.*                                  3,435,300
  342,800   Tellabs, Inc.*                                            3,150,332
   58,600   United States Cellular Corp.*                             2,528,590
                                                                   ------------
                                                                     19,393,714
                                                                   ------------

            VETERINARY SERVICES -- 0.9%
   84,400   VCA Antech, Inc.*                                         1,741,172
                                                                   ------------

            TOTAL COMMON STOCKS (COST $149,512,467)                 182,420,325
                                                                   ------------

            MONEY MARKET FUNDS -- 0.1%
  268,176   FBR Fund for Government Investors                           268,176
            (Cost $268,177)                                        ------------


            TOTAL INVESTMENTS -- 97.9%                              182,688,501
            (COST $149,780,644)

            Other Assets In Excess Of Liabilities -- 2.1%             3,836,438
                                                                   ------------

            NET ASSETS -- 100.0%                                   $186,524,939
                                                                   ============

* Non-income producing.

See Notes to Portfolios of Investments.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 2004 (Unaudited)

AGGRESSIVE MICRO CAP PORTFOLIO

--------------------------------------------------------------------------------
Shares                                                             Market Value
--------------------------------------------------------------------------------
            COMMON STOCKS -- 99.1%
            ADVERTISING -- 1.8%
   27,500   Jupitermedia Corp.*                                    $    489,500
                                                                   ------------

            AEROSPACE/DEFENSE -- 3.0%
   10,500   Innovative Solutions and Support, Inc.*                     257,565
    8,100   Taser International, Inc.*                                  304,155
    8,080   United Industrial Corp.                                     265,751
                                                                   ------------
                                                                        827,471
                                                                   ------------

            APPAREL -- 3.8%
   12,720   DHB Industries, Inc.*                                       180,624
   51,100   Hartmarx Corp*                                              379,162
   13,000   Oxford Industries, Inc.                                     484,250
                                                                   ------------
                                                                      1,044,036
                                                                   ------------

            CHEMICALS -- 3.2%
   11,460   American Vanguard Corp.                                     409,580
   11,300   NL Industries, Inc.*                                        206,903
   14,374   NuCo2, Inc.*                                                279,862
                                                                   ------------
                                                                        896,345
                                                                   ------------

            COMMERCIAL SERVICES -- 7.3%
   29,900   Digitas, Inc.*                                              231,127
   25,500   Greg Manning Auctions, Inc.*                                285,345
   17,980   Navigant Consulting, Inc.*                                  394,841
   26,880   OMI Corp.                                                   430,617
    9,660   Ritchie Bros. Auctioneers, Inc.                             296,079
   19,906   Scientific Games Corp.*                                     380,205
                                                                   ------------
                                                                      2,018,214
                                                                   ------------

            COMPUTER SOFTWARE AND SERVICES -- 7.1%
   86,000   AXS-One, Inc.*                                              214,140
   21,488   Covansys Corp.*                                             247,972
   33,500   Epicor Software Corp.*                                      403,004
   28,240   Sapient Corp.*                                              215,471
   14,700   Transaction Systems Architects, Inc. - Class A*             273,200
   32,120   Tyler Technologies, Inc.*                                   283,941
   20,000   Witness Systems, Inc.*                                      321,400
                                                                   ------------
                                                                      1,959,128
                                                                   ------------

            CONSUMER PRODUCTS AND SERVICES -- 6.3%
   14,580   Bluegreen Corp.*                                            162,275
   11,200   Brookfield Homes Corp.                                      295,120
    6,600   Chattem, Inc.*                                              212,850
    9,400   Marine Products Corp.                                       169,200
    5,600   Stanley Furniture Company                                   246,400
    7,300   The Toro Co.                                                498,590
    8,400   Thomas Nelson, Inc.                                         164,220
                                                                   ------------
                                                                      1,748,655
                                                                   ------------

            DISTRIBUTION/WHOLESALE -- 0.9%
    4,040   ScanSource, Inc.*                                           257,752
                                                                   ------------

--------------------------------------------------------------------------------
Shares                                                             Market Value
--------------------------------------------------------------------------------
            ELECTRONIC EQUIPMENT - SERVICES -- 3.6%
    8,060   Arrhythmia Research Technology, Inc.                   $    210,850
   13,180   CyberOptics Corp.*                                          203,499
   16,360   FARO Technologies, Inc.*                                    332,762
    5,000   Measurement Specialties, Inc.*                              124,250
    5,300   WESCO International, Inc.*                                  128,525
                                                                   ------------
                                                                        999,886
                                                                   ------------

            FINANCIAL SERVICES -- 1.0%
   11,760   Cash America International, Inc.                            287,650
                                                                   ------------

            FOOD, BEVERAGE, & TOBACCO -- 3.2%
   19,200   Friendly Ice Cream Corp.*                                   185,280
   10,700   John B. Sanfilippo & Son, Inc.*                             280,340
   16,000   MGP Ingredients, Inc.                                       158,720
   10,080   The Boston Beer Company, Inc.*                              254,016
                                                                   ------------
                                                                        878,356
                                                                   ------------

            HEALTHCARE PRODUCTS AND SERVICES -- 14.0%
   11,240   Amedisys, Inc.*                                             336,638
    6,200   America Service Group, Inc.*                                254,448
   18,200   Beverly Enterprises, Inc.*                                  137,774
   29,100   Bioenvision, Inc.*                                          232,509
    6,340   Connetics Corp.*                                            171,307
    7,100   DJ Orthopedics, Inc.*                                       125,315
   17,400   eResearch Technology, Inc.*                                 231,942
   14,000   Gentiva Health Services, Inc.*                              229,180
   20,000   Indevus Pharmaceuticals, Inc.*                              141,800
   20,780   Keryx Biopharmaceuticals, Inc.*                             232,528
    9,720   Matria Healthcare, Inc.*                                    275,173
   14,700   Nu Skin Enterprises, Inc. - Class A                         345,597
   15,940   Psychiatric Solutions, Inc.*                                404,079
    8,220   Serologicals Corp.*                                         191,773
   15,400   USANA Health Sciences, Inc.*                                535,919
                                                                   ------------
                                                                      3,845,982
                                                                   ------------

            INTERNET SOFTWARE SERVICES -- 2.1%
   10,600   Ask Jeeves, Inc.*                                           346,726
   25,000   SupportSoft, Inc.*                                          243,500
                                                                   ------------
                                                                        590,226
                                                                   ------------

            MEDICAL SPECIALTIES -- 6.3%
   19,600   Align Technology, Inc.*                                     299,488
   10,700   Immucor, Inc.*                                              264,825
   17,700   Lakeland Industries, Inc.*                                  321,627
    5,880   Landauer, Inc.                                              275,948
   11,400   Laserscope*                                                 231,078
    9,880   Palomar Medical Technologies, Inc.*                         216,570
   15,600   TriPath Imaging, Inc.*                                      127,608
                                                                   ------------
                                                                      1,737,144
                                                                   ------------

--------------------------------------------------------------------------------
Shares                                                             Market Value
--------------------------------------------------------------------------------
            OIL AND GAS SERVICES -- 7.8%
   11,500   Enterra Energy Trust                                   $    167,095
   15,140   KCS Energy, Inc.*                                           210,597
    8,400   Penn Virginia Corp.*                                        332,556
   14,600   Petroleum Development Corp.*                                639,772
   15,500   Plains Exploration & Production Company*                    369,830
   15,000   Resource America, Inc. - Class A                            353,850
    2,000   World Fuel Services Corp.                                    71,600
                                                                   ------------
                                                                      2,145,300
                                                                   ------------

            PRODUCER MANUFACTURING -- 11.6%
    9,500   A.S.V., Inc.*                                               355,585
    6,720   Armor Holdings, Inc.*                                       279,619
    8,960   BEI Technologies, Inc.                                      245,504
   18,400   Cascade Corp.                                               510,785
    3,620   Cleveland-Cliffs, Inc.*                                     292,749
   12,450   Encore Wire Corp.*                                          164,838
    8,220   Noble International, Ltd.                                   150,179
    6,300   Raven Industries, Inc.                                      280,035
   17,180   Ryerson Tull, Inc.                                          294,981
    2,700   Shuffle Master, Inc.*                                       101,142
   13,800   TransAct Technologies, Inc.*                                356,730
   17,800   Ultralife Batteries, Inc.*                                  181,026
                                                                   ------------
                                                                      3,213,173
                                                                   ------------

            REAL ESTATE INVESTMENT TRUST -- 1.7%
   17,520   Impac Mortgage Holdings, Inc.                               460,776
                                                                   ------------

            REGIONAL BANKS AND THRIFTS -- 2.8%
    8,960   Bank of the Ozarks, Inc.                                    266,381
   13,250   Somerset Hills Bancorp*                                     158,881
   11,185   Wilshire Bancorp, Inc.*                                     337,563
                                                                   ------------
                                                                        762,825
                                                                   ------------

            RETAIL -- 5.5%
   10,900   Brookstone, Inc.*                                           205,901
    9,900   Netflix, Inc.*                                              152,658
   35,940   Retail Ventures, Inc.*                                      270,988
   18,860   Stein Mart, Inc.*                                           287,049
   14,120   The Finish Line, Inc.*                                      436,590
   17,800   Trans World Entertainment Corp.*                            173,906
                                                                   ------------
                                                                      1,527,092
                                                                   ------------

            SEMICONDUCTORS AND RELATED -- 0.8%
   17,640   Silicon Image, Inc.*                                        222,970
                                                                   ------------

            TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 5.3%
   31,200   Carrier Access Corp.*                                       216,840
   22,460   Ditech Communications Corp.*                                502,880
   12,500   Intervoice, Inc.*                                           134,625
   11,800   NICE Systems Ltd. ADR*                                      255,116
    4,700   Novatel Wireless, Inc.*                                     110,450
   10,120   TippingPoint Technologies, Inc.*                            241,463
                                                                   ------------
                                                                      1,461,374
                                                                   ------------
            TOTAL COMMON STOCKS (COST $25,209,870)                   27,373,855
                                                                   ------------

--------------------------------------------------------------------------------
Shares                                                             Market Value
--------------------------------------------------------------------------------
            MONEY MARKET FUNDS -- 0.6%
  177,789   FBR Fund for Government Investors                      $    177,789
            (Cost $177,789)                                        ------------


            TOTAL INVESTMENTS -- 99.7%                               27,551,644
            (COST $25,387,659)

            Other Assets In Excess Of Liabilities -- 0.3%                73,831
                                                                   ------------

            NET ASSETS -- 100.0%                                   $ 27,625,475
                                                                   ============

* Non-income producing.

ADR -- American Depository Receipts

See Notes to Portfolios of Investments.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)

SECURITY VALUATION - Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

FEDERAL TAX INFORMATION - As of September 30, 2004, The Navellier Performance Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                                       GROSS            GROSS              NET
                                    FEDERAL          UNREALIZED       UNREALIZED       UNREALIZED
                                    TAX COST        APPRECIATION     DEPRECIATION     APPRECIATION
                                   ----------       ------------     ------------     ------------
Mid Cap Growth Portfolio           $149,780,644     $ 35,838,498     $ (2,930,641)    $ 32,907,857
Aggressive Micro Cap Portfolio     $ 25,387,659     $  3,831,167     $ (1,667,182)    $  2,163,985

Item 2:  Controls and Procedures

     (a) The registrant's principal executive officer and principal financial officer have reviewed and evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and believe that they are operating effectively to ensure that material information relating to the registrant is disclosed to them by persons within the registrant or performing services for the registrant during this reporting period and that such procedures and controls also provide reasonable assurance that the information regarding financial reporting and financial statements is accurate and in accordance with generally accepted accounting principles.

     (b) There has been no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Date:  November 29, 2004              THE NAVELLIER PERFORMANCE FUNDS

                                      By:      /s/ Louis G. Navellier
                                               ---------------------------------
                                                  Louis G. Navellier
                                                  Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  November 29, 2004              By:    /s/ Louis G. Navellier
                                             -----------------------------------
                                                Louis G. Navellier
                                                Chief Executive Officer



Date:  November 29, 2004              By:    /s/ Arjen Kuyper
                                             -----------------------------------
                                                Arjen Kuyper
                                                Chief Financial Officer